Fair Value Measurements (Assets and Liabilities that are Measured at Fair Value on a Recurring Basis) (Detail) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		$ 307		$ 279
Derivative Liabilities		284		155
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		166		194
Derivative Liabilities		66		31
Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		32
Derivative Liabilities		8		11
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		5,379		4,722
Total Liabilities		284		155
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,466		2,200
Total Liabilities		66		31
Fair Value, Measurements, Recurring | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		32
Total Liabilities		8		11
Fair Value, Measurements, Recurring | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,493		2,913
Fair Value, Measurements, Recurring | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	1,566		1,302
Fair Value, Measurements, Recurring | Fixed Income [Member] | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	444		487
Fair Value, Measurements, Recurring | Fixed Income [Member] | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	224		277
Fair Value, Measurements, Recurring | Fixed Income [Member] | Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	1,101		1,038
Fair Value, Measurements, Recurring | Fixed Income [Member] | Government Securities [Member] | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		494	[2]	427
Fair Value, Measurements, Recurring | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	34		5
Fair Value, Measurements, Recurring | Cash equivalents and other | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	16
Fair Value, Measurements, Recurring | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		258		262
Derivative Liabilities		197		96
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		166		188
Derivative Liabilities		9		10
Fair Value, Measurements, Recurring | Commodity | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		6		5
Fair Value, Measurements, Recurring | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		17		17
Derivative Liabilities		85		53
Fair Value, Measurements, Recurring | Interest rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset				6
Derivative Liabilities		57		21
Fair Value, Measurements, Recurring | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		32
Derivative Liabilities		2		6
Fair Value, Measurements, Recurring | Foreign currency | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		32
Derivative Liabilities		2		6
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		3,834		3,342
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,750		1,438
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,493		2,913
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S. | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	1,566		1,302
Fair Value, Measurements, Recurring | Level 1 | Fixed Income [Member] | Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	307		424
Fair Value, Measurements, Recurring | Level 1 | Fixed Income [Member] | Government Securities [Member] | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		168	[2]	136
Fair Value, Measurements, Recurring | Level 1 | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	34		5
Fair Value, Measurements, Recurring | Level 1 | Cash equivalents and other | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	16
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,388		1,233
Total Liabilities		277		147
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		564		617
Total Liabilities		61		29
Fair Value, Measurements, Recurring | Level 2 | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		32
Total Liabilities		6		9
Fair Value, Measurements, Recurring | Level 2 | Fixed Income [Member] | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	444		487
Fair Value, Measurements, Recurring | Level 2 | Fixed Income [Member] | Corporate debt instruments | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	224		277
Fair Value, Measurements, Recurring | Level 2 | Fixed Income [Member] | Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	794		614
Fair Value, Measurements, Recurring | Level 2 | Fixed Income [Member] | Government Securities [Member] | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments		326	[2]	291
Fair Value, Measurements, Recurring | Level 2 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		101		115
Derivative Liabilities		190		88
Fair Value, Measurements, Recurring | Level 2 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		14		43
Derivative Liabilities		4		8
Fair Value, Measurements, Recurring | Level 2 | Commodity | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		4		3
Fair Value, Measurements, Recurring | Level 2 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		17		17
Derivative Liabilities		85		53
Fair Value, Measurements, Recurring | Level 2 | Interest rate | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset				6
Derivative Liabilities		57		21
Fair Value, Measurements, Recurring | Level 2 | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		32
Derivative Liabilities		2		6
Fair Value, Measurements, Recurring | Level 2 | Foreign currency | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		32
Derivative Liabilities		2		6
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		157		147
Total Liabilities		7		8
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		152		145
Total Liabilities		5		2
Fair Value, Measurements, Recurring | Level 3 | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		2		2
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		157		147
Derivative Liabilities		7		8
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		152		145
Derivative Liabilities		5		2
Fair Value, Measurements, Recurring | Level 3 | Commodity | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities		$ 2		$ 2

[1]	Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $88 million and $89 million of assets at December 31, 2017 and 2016, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
[2]	Includes investments held in the nuclear decommissioning trusts. Excludes $27 million and $26 million of assets at December 31, 2017 and 2016, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.